Label	Element	Value
Calamos Bitcoin 90 Series Structured Alt Protection ETF - July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Each Fund’s prospectus contains one or more instances of a section titled “Subsequent Outcome Periods”. Each such section is hereby deleted in its entirety and replaced with the following:

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Cap for the next Outcome Period. This filing will be mailed to existing shareholders. There is no guarantee the Cap will be within the anticipated Cap range. The information referenced above will also be available on the Fund’s website at www.calamos.com.

Please retain this supplement for future reference

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Supplement dated January 22, 2026 to the CALAMOS® FAMILY OF FUNDS (the “Funds”)

Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December

Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December

Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, Calamos Russell 2000® Structured Alt Protection ETF® – October

Calamos Bitcoin Structured Alt Protection ETF® – January, Calamos Bitcoin Structured Alt Protection ETF® – April, Calamos Bitcoin Structured Alt Protection ETF® – July, Calamos Bitcoin Structured Alt Protection ETF® – October, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

This supplement updates certain information contained in each of the Prospectuses noted above and should be attached to the Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, the following changes are made to the Prospectuses: